                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-2788

Name of Fund:  The GNMA Fund Investment Accumulation Program, Inc.

Fund Address:   P.O. Box 9011
                Princeton, NJ  08543-9011

Name and address of agent for service:  Terry K. Glenn, President, The GNMA Fund
      Investment Accumulation Program, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/04


Date of reporting period: 07/01/04 - 09/30/04

Item 1 - Schedule of Investments

THE GNMA FUND INVESTMENT ACCUMULATION PROGRAM, INC.
SCHEDULE OF INVESTMENTS
AS OF SEPTEMBER 30, 2004

----------------------------------------------------------------------------------------------------------------------------------
                                                         FACE          INTEREST                 MATURITY
                                   ISSUE                AMOUNT           RATE                    DATE(S)                 VALUE
----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY      Government National       47,034,286          5.00 %         11/15/2032 - 10/15/2034      $ 46,900,624
MORTGAGE-BACKED             Mortgage Association      46,473,265          5.50            3/15/2032 - 6/15/2034         47,379,504
OBLIGATIONS* -  98.9%                                 20,027,788          6.00           11/15/2023 - 12/15/2032        20,813,530
                                                      10,910,813          6.50            5/15/2023 - 4/15/2032         11,549,945
                                                       9,456,031          7.00           3/15/2022 - 12/15/2030         10,122,697
                                                       3,617,665          7.50            2/15/2022 - 9/15/2030          3,910,850
                                                       1,470,170          8.00            3/15/2017 - 5/15/2030          1,615,006
                                                         797,748          8.50            6/15/2016 - 5/15/2025            882,470
                                                         490,653          9.00           4/15/2016 - 10/15/2021            552,012
                                                         757,631          9.50           10/15/2009 - 11/15/2020           857,229
                                                         611,709         10.00            2/15/2016 - 6/15/2018            685,747
                                                         190,125         11.50           4/15/2013 - 12/15/2015            216,934
                                                          84,816         12.00           2/15/2013 - 11/15/2015             96,908
                                                           5,019         13.00                  4/15/2013                    5,802
                                                           2,339         13.50                  5/15/2011                    2,704
                                                          15,415         14.50                  4/15/2013                   18,175
                                                          83,597         15.00                  6/15/2013                   99,216
                                                          28,409         16.00            3/15/2012 - 4/15/2012             33,752
                                                         150,219         17.00           10/15/2011 - 1/15/2012            179,254
----------------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS  (COST - $142,806,567) - 98.9%                                145,922,359
----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS
U.S. GOVERNMENT
OBLIGATIONS**               U.S. Treasury Bills        3,000,000          1.61                 10/15/2004                2,998,122
----------------------------------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS   (COST - $2,998,122) - 2.0%                                                                2,998,122
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS  (COST - $145,804,689***)  - 100.9%                                                                  148,920,481
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9%)                                                                          (1,310,091)
                                                                                                                     -------------
NET ASSETS - 100.0%                                                                                                  $ 147,610,390
                                                                                                                     =============


      * Mortage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

      ** Certain U.S. Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at September 30, 2004.

      *** The cost and unrealized appreciation/depreciation of investments as of September 30, 2004, as computed for federal income tax purposes, were as follows:

            Aggregate cost                           $145,804,689
                                                     ============
            Gross unrealized appreciation            $  3,607,405
            Gross unrealized depreciation
                                                         (491,613)
                                                     ------------
            Net unrealized appreciation              $  3,115,792
                                                     ============

Item 2 - Controls and Procedures

2(a)- The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b)- There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

      Certifications - Attached hereto

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      The GNMA Fund Investment Accumulation Program, Inc.

       By:    /s/ Terry K. Glenn
              ----------------------------
              Terry K. Glenn,
              President
              The GNMA Fund Investment Accumulation Program, Inc.

      Date: November 19, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

       By:    /s/ Terry K. Glenn
              ----------------------------
              Terry K. Glenn
              President
              The GNMA Fund Investment Accumulation Program, Inc.

      Date: November 19, 2004

       By:    /s/ Donald C. Burke
              ----------------------------
              Donald C. Burke
              Chief Financial Officer
              The GNMA Fund Investment Accumulation Program, Inc.

      Date: November 19, 2004